Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Derivative Financial Instruments
6	DERIVATIVE FINANCIAL INSTRUMENTS
The Bank performs derivative transactions for trading purposes through Futures and Forwards. These are contractual agreements to buy or sell a specific financial instrument at a given price and a fixed date in the future. Futures contracts, in turn, correspond to transactions for standardized amounts, executed in a regulated market and subject to daily cash margin requirements. Forward contracts are customized contracts traded on an over-the-counter market. The main differences in risks associated with these types of contracts are the credit risk and the liquidity risk. In forward contracts there is counterparty risk since the Bank has credit exposure to counterparties of the agreements. The credit risk related to futures contracts is deemed very low because daily cash margin requirements help guarantee these contracts are always fulfilled. In addition, forward contracts are generally settled in gross terms and, therefore, they are deemed to have a higher settlement risk than futures contract that, unless they are chosen to be performed by delivery, are settled on a net base. Both types of contracts expose the Bank to market risk.
At the beginning, derivatives often imply only a mutual exchange of promises with little or no investment. Nevertheless, these instruments frequently imply high levels of leverage and are quite volatile. A relatively small movement in the value of the underlying asset could have a significant impact in profit or loss. Furthermore, over-the-counter derivatives may expose the Bank to risks related to the absence of an exchange market in which to close an open position. The Bank’s exposure for derivative contracts is monitored on a regular basis as part of its general risk management framework. Information on the Bank’s credit risk management objectives and policies is included in note 52.
In addition, as of December 31, 2020, the Bank recorded a put option taken in respect of the Bank’s right to sell its equity interest in Prisma Medios de Pago SA. (See note 12).
Notional values indicate the amount of the underlying pending transactions at year end and are not indicative of either the market risk or the credit risk. The fair value of the derivative financial instruments recognized as assets or liabilities in the consolidated statement of financial position is presented as follows. Changes in fair values were accounted for in profit or loss, the breakdown of which is disclosed in note 34.

Derivative financial assets	Underlying Notional Value	12/31/2021		12/31/2020
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,270	1,296	1,580	10,916
Put options –US Dollars (see note 12)	Shares			8,910,878	1,037,832
Put options –Pesos (see note 12)	Shares			8,910,878	444,785

Total derivatives held for trading			1,296		1,493,533

Derivative financial liabilities	Underlying Notional Value	12/31/2021		12/31/2020
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	870	2,532	1,755	347

Total derivatives held for trading			2,532		347

Derivatives held for trading are generally related to products offered by the Bank to its customers. The Bank shall also take positions expecting to benefit from favorable changes in prices, rates or indexes, i.e. take advantage of the high level of leverage of these contracts to obtain yields, assuming at the same time high market risk. Additionally, they may be held for arbitrage, i.e. to obtain a benefit free of risk for the combination of a derivative product and a portfolio of financial assets, trying to benefit from anomalous situations in the prices of assets in the markets.